Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (3,515,440)	$ (2,805,945)	$ (5,355,869)	$ (2,802,487)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	862	862	1,725	1,045
Stock-based compensation	527,799	389,717	631,533	340,152
Shares issued for license				189,828
Shares issued for services		50,000	50,000
Loss on conversion of notes		92,959	92,959
Imputed interest				9,221
Amortization of debt discount		20,000	20,000	214,429
Changes in operating assets and liabilities:
Prepaid expense	(311,473)	(560,606)	(130,882)	(15,000)
Accounts payable	(21,640)	(53,279)	(440,337)	475,399
Accrued expenses	187,743	(723,219)	(838,428)	373,273
Accrued expenses - related party				281,250
Deferred revenue			(32,000)	22,000
Net cash used in operating activities	(3,132,149)	(3,589,511)	(6,001,299)	(910,890)
Cash flows from investing activities:
Purchases of property and equipment				(8,744)
Net cash used in investing activities				(8,744)
Cash flows from financing activities:
Proceeds from issuance of common stock (initial public offering), net of issuance costs	5,674,651	7,293,651	7,293,651
Proceeds from exercise of warrants	105,816	1,494,658	1,494,658
Proceeds from convertible notes payable				1,016,290
Proceeds from notes payable		100,000	100,000
Payments of notes payable		(319,950)	(319,950)
Repayment of note payable and interest - related party				(49,000)
Proceeds from short term insurance financing	561,885	697,534	697,534
Payments of short term insurance financing	(220,845)	(274,483)	(697,534)
Net cash provided by financing activities	6,121,507	8,991,410	8,568,359	967,290
Net increase in cash and cash equivalents	2,989,358	5,401,899	2,567,060	47,656
Cash and cash equivalents, beginning of period	2,624,730	57,670	57,670	10,014
Cash and cash equivalents, end of period	5,614,088	5,459,569	2,624,730	57,670
Supplemental cash flow information:
Cash paid for interest	11,172	93,916	93,916	5,757
Cash paid for taxes
Supplemental non-cash activity
Issuance of common stock upon conversion of notes payable		$ 1,535,615	1,535,615
Reclassification of warrant				11,097
Conversion of convertible note payable				226,138
Cancellation of common stock				$ 8